Risk Management - Summary of Roll-Forward Schedule of Cumulative Foreign Exchange Losses Recognized in Other Comprehensive Income (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Balance at beginning of the period	$ 73,175	$ 81,502
Balance at the end of the period	80,742	73,175
Cash flow hedge highly probable future exports [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Balance at beginning of the period	(13,292)	(9,573)
Recognized in shareholders' equity	579	(5,907)
Balance at the end of the period	(11,727)	(13,292)
Cash flow hedge highly probable future exports [member] | Occurred exports [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassified to the statement of income	986	2,188
Before Tax [member] | Cash flow hedge highly probable future exports [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Balance at beginning of the period	(20,143)	(14,508)
Recognized in shareholders' equity	878	(8,950)
Balance at the end of the period	(17,771)	(20,143)
Before Tax [member] | Cash flow hedge highly probable future exports [member] | Occurred exports [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassified to the statement of income	1,494	3,315
Tax Effect [member] | Cash flow hedge highly probable future exports [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Balance at beginning of the period	6,851	4,935
Recognized in shareholders' equity	(299)	3,043
Balance at the end of the period	6,044	6,851
Tax Effect [member] | Cash flow hedge highly probable future exports [member] | Occurred exports [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassified to the statement of income	$ (508)	$ (1,127)